Share-Based Awards Plan	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Awards Plan
22.	SHARE-BASED AWARDS PLAN
Baidu, Inc.
2008 Share Incentive plan
In December 2008, the Company adopted a share incentive plan (the “2008 Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the 2008 Plan, to members of the board, employees, consultants and non-employees
of the Company. The Company reserved 274,302,160 Class A ordinary shares (previously 3,428,777 Class A ordinary shares before the Share Subdivision as detailed in Note 1) for issuance under the 2008 Plan, which expired in the year 2018. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant, except that five years is the maximum term of an ISO granted to an employee who holds more than 10% of the voting power of the Company’s share capital.
Under the 2008 Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant
.

2018 Share Incentive Plan
In July 2018, the Company adopted a share incentive plan (the “2018 Plan”), which provides for the granting of share incentives, including ISOs, restricted shares and any other form of award pursuant to the 2018 Plan, to members of the board, employees, consultants, and non-employees
of the Company. The 2018 Plan has a
ten-year
term and a maximum number of 275,516,000 Class A ordinary shares (previously 3,443,950 Class A ordinary shares before the Share Subdivision as detailed in Note 1) available for issuance pursuant to all awards under the 2018 Plan.
Under the 2018 Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.
Following the Share Subdivision that became effective on March 1, 2021 as detailed in Note 1 and Note 21, each Class A ordinary share was subdivided into eighty Class A ordinary shares and each ADS represents eight Class A ordinary shares. Prior and subsequent to March 1, 2021, one ordinary share was and will be issuable upon the vesting of one outstanding restricted share or the exercise of one outstanding share option, respectively. Therefore, following the Share Subdivision, each share option and restricted share is subdivided into eighty share options and eighty restricted shares, the weighted average grant date fair value per restricted share and the weighted average exercise price per share option is diluted by eighty times. The number of restricted shares and share options, the weighted average grant date fair value per restricted share and the weighted average exercise price per share option has been retrospectively adjusted for the Share Subdivision in the following tables.
Incentive share options
The following table summarizes the option activity for the years ended December 31, 2020:

	Number of share options (Note)	Weighted average exercise price (US$) (Note)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Incentive share options
Outstanding, December 31, 2019	29,854,480	17	8	72
Granted	1,028,240	11
Exercised	(3,516,400)	13
Forfeited/Cancelled	(3,147,280)	17

Outstanding, December 31, 2020	24,219,040	17	7	245

Vested and expected to vest at December 31, 2020	19,756,080	18	7	186

Exercisable at December 31, 2020	12,098,400	21	5	78

Note:
The number of share options and weighted average exercise price has been retrospectively adjusted for the Share Subdivision that became effective on March 1, 2021 as detailed in Note 1 and Note 21.
The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2020 and the exercise price.
Total intrinsic value of options exercised for the years ended December 31, 2018, 2019 and 2020 was RMB474 million, RMB77 million and RMB157 million (US$24 million), respectively. The total fair value of options vested during the years ended December 31, 2018, 2019 and 2020 was RMB956 million, RMB216 million and RMB261 million (US$40 million), respectively.
Share options are usually subject to vesting schedules ranging from two to four years. As of December 31, 2020, RMB215 million (US$33 million) of unrecognized share-based compensation cost related to share options is expected to be recognized over a weighted-average vesting period of 1.8 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.
The fair value of each option award was estimated on the date of grant using the Black-Scholes-Merton valuation model. The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. Assumptions of the expected term were based on the vesting and contractual terms and employee demographics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the years ended December 31
	2018	2019	2020
Risk-free interest rate	2.57%	1.58%~2.49%	1.51~1.52%
Dividend yield	—	—	—
Expected volatility range	34.47%~35.36%	34.62%~35.14%	34.83%~34.92%
Expected life (in years)	4.89~6.25	5.83~6.03	5.90~6.01
In addition, the Company recognizes share-based compensation expense net of estimated forfeiture rates, to recognize compensation cost for shares expected to vest over the service period of the award. Estimated forfeiture rates are primarily based on historical experience of employee turnover. To the extent the Company revises this estimate in the future, share-based compensation expense could be materially impacted in the year of revision, as well as in the following years
.
The exercise price of options granted during the years ended December 31, 2018, 2019 and 2020 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value of options granted during the years ended December 31, 2018, 2019, and 2020 was US$13, US$5, and US$9, respectively.
Restricted Shares
Restricted Shares activity for the year ended December 31, 2020 was as follow:

	Number of shares (Note)	Weighted average grant date fair value (US$) (Note)
Restricted Shares
Unvested, December 31, 2019	113,604,320	19
Granted	73,900,080	14
Vested	(35,078,640)	20
Forfeited/Cancelled	(21,924,240)	17

Unvested, December 31, 2020	130,501,520	16

Note:
The number of restricted shares and weighted average grant date fair value has been retrospectively adjusted for the Share Subdivision that became effective on March 1, 2021 as detailed in Note 1 and Note 21.
The total fair value of the Restricted Shares vested during the years ended December 31, 2018, 2019 and 2020 was RMB3.4 billion, RMB4.1 billion, RMB4.6 billion (US$700 million), respectively. The weighted-average grant-date fair value of the Restricted Shares granted during the years ended December 31, 2018, 2019, and 2020 was US$28, US$16, and US$14, respectively.
As of December 31, 2020, there was RMB6.4 billion (US$1.0 billion) of unrecognized share-based compensation cost related to Restricted Shares, which is expected to be recognized over a weighted-average vesting period of

3.0 years. To the extent the actual forfeiture rate is different from the original estimate, the actual share-based compensation costs related to these awards may be different from expectation. To the extent the Company revises this estimate in the future, share-based compensation expense could be materially impacted in the year of revision, as well as in the following years.
Subsidiaries-iQIYI
2010 Equity Incentive Plan
In October 2010, iQIYI adopted its 2010 Equity Incentive Plan (the “iQIYI 2010 Plan”), which permits the grant of restricted shares, options and share appreciation rights to the employees, directors, officers and consultants to purchase iQIYI’s ordinary shares. The 2010 Plan is valid and effective for an original term of ten years, and further extended to twenty years on September 15, 2020 commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2010 Plan. As of December 31,
2
020, the share option pool under the iQIYI 2010 Plan approved by the Board of Directors of iQIYI was

589,729,714
iQIYI’s ordinary shares. All options granted vest over a
four
-year period, with
25
% of the awards vesting on the first anniversary, and the remaining
75
% of the awards vesting on a quarterly basis thereafter.
The following table sets forth the summary of employee option activity under the iQIYI’s 2010 Plan:

	Number of share options	Weighted average exercise price ( US$ )	Weighted average remaining contractual life (Years)	Aggregate intrinsic value ( US$ in millions)
Outstanding, December 31, 2019	406,912,618	0.48	7	1,031
Granted	88,611,584	0.51
Forfeited	(12,111,374)	0.51
Exercised	(62,714,554)	0.44

Outstanding, December 31, 2020	420,698,274	0.49	7	846

Vested and expected to vest at December 31, 2020	401,055,919	0.48	7	807

Exercisable at December 31, 2020	245,054,484	0.47	7	498

As of December 31, 2020, there was RMB2.2 billion (US$338 million) of unrecognized share-based compensation cost related to share options granted by iQIYI. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.7 years.
2017 Share Incentive Plan
In November 2017, iQIYI adopted its 2017 Share Incentive Plan (the “iQIYI 2017 Plan”). Under the iQIYI 2017 Plan, iQIYI is authorized to grant options, restricted shares and restricted share units to members of the board, employees, consultants and other individuals for which the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 720,000 iQIYI’s ordinary shares. The iQIYI 2017 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there are no other vesting conditions for all the awards issued under the 2017 Plan. As of December 31, 2020, the unrecognized share-based compensation cost related to its Restricted Shares is insignificant.
The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	83	171	202	31
Expensed as selling, general and administrative	369	676	851	130
Expensed as research and development	104	238	317	49

	556	1,085	1,370	210

The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	224	327	360	55
Expensed as selling, general and administrative	1,725	1,768	1,897	290
Expensed as research and development	2,727	3,531	4,471	686

	4,676	5,626	6,728	1,031